Reverse Recapitalization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Feb. 16, 2022
Common stock, other shares, outstanding	71,810,419
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Class of warrant or right, outstanding	8,911,744	0.3
Shares issued, price per share	$ 139.15
Transactions costs	$ 63,200
Proceeds from the issuance of warrants	225,000
Proceeds from CTAC after redemptions	20,000
Proceeds from the Backstop Notes	95,100
Payments to KORE's preferred shareholders	229,900
Business acquisition, transaction costs		$ 24,200	$ 1,700
Repaid the outstanding related party loans		$ 1,538
Stock shares issued during the period shares new issues		432,500
Adjustments to additional paid in capital business acquisition cost		$ 24,100
Interfusion B.V and T-Fone B.V [Member]
Repaid the senior secured revolving credit facility	25,000
Repaid the outstanding related party loans	$ 1,600	1,600
Selling, General and Administrative Expenses [Member]
Business combination, acquisition related costs		$ 100
Cerberus Telecom Acquisition Corp [Member]
Stock shares issued during the period shares new issues	10,356,593
Stock redeemed	22,240,970
Temporary equity, redemption price per share	$ 10.00
Cerberus Telecom Acquisition Corp [Member] | PIPE Investors [Member]
Shares issued, price per share	$ 10.00
Stock shares issued during the period shares new issues	22,500,000